INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments
As at June 30, 2020 and December 31, 2019, we had the following participation in investments that are recorded using the equity method:

(% of ownership)	2020	2019
TFG Marine Pte Ltd ("TFG Marine")	10.00%	—
SwissMarine Pte. Ltd. ("SwissMarine")	17.50%	17.87%
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Seateam Management Pte. Ltd ("Seateam")	22.19%	22.19%
Capesize Chartering Ltd ("CCL")	25.00%	25.00%

(in thousands of $)	SwissMarine	TFG Marine	UFC	Seateam	Totals
Ownership	17.5%	10%	50%	22.19%
Balance at December 31, 2019	19,557	—	1,027	899	21,483
Dividend received from associated companies	—	—	(450)	—	(450)
Loss on disposal of equity method investments	(32)	—	—	—	(32)
Share of income / (loss)	(3,327)	782	(41)	54	(2,532)
Balance at June 30, 2020	16,198	782	536	953	18,469